Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value Measurements [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis

		Fair Value Measurements
	Total Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
June 30, 2022:
Liabilities:
Secured contingent payment obligation	$38,612	$-	$-	$38,612
Unsecured contingent payment obligations	4,848	-	-	4,848

		Fair Value Measurements
	Total Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2021:
Liabilities:
Secured contingent payment obligation	$37,372	$-	$-	$37,372
Unsecured contingent payment obligations	$5,691	$-	$-	$5,691

		Fair Value Measurements
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2021:
Liabilities:
Secured contingent payment obligation	$37,372	$-	$-	$37,372
Unsecured contingent payment obligations	5,691	-	-	5,691

December 31, 2020:
Liabilities:
Secured contingent payment obligation	33,057	-	-	33,057
Unsecured contingent payment obligations	5,222	-	-	5,222

Quantitative Information

	Secured Contingent Payment Obligation			Unsecured Contingent Payment Obligations
Unobservable Inputs	Low	Weighted Average	High	Low	Weighted Average	High

Estimated undiscounted cash outflows (in millions)	$0.0	$59.4	$88.4	$0.0	$7.5	$10.8
Duration (in years)	1.0	2.7	3.0	1.0	2.7	3.0
Estimated probabilities	5%	17%	35%	5%	18%	35%

	Secured Contingent Payment Obligation			Unsecured Contingent Payment Obligations
Unobservable Inputs	Low	Weighted Average	High	Low	Weighted Average	High

Estimated undiscounted cash outflows (in millions)	$0.0	$51.8	$79.6	$0.0	$8.1	$10.8
Duration (in years)	0.5	2.3	3.5	1.5	2.5	3.5
Estimated probabilities	7%	23%	25%	25%	25%	25%